Sale of Management & Consolidation/Deconsolidation of Navios Containers	12 Months Ended
Dec. 31, 2020
SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS [Abstract]
SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS

NOTE 3: SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS

Sale of Management

In August 2019, Navios Holdings sold its ship management division, the general partnership interests in Navios Partners (except for the incentive distribution rights) and Navios Containers GP LLC (the “Transaction”) to NSM, affiliated with Company’s Chairman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities). (Refer to Note 16).

As a result of the Transaction the Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets. NSM owns all entities providing ship management services and employs all associated people. NSM owns the general partner interests in Navios Containers and Navios Partners. The Company deconsolidated Navios Containers from August 30, 2019 onwards.

The Company simultaneously entered into a secured credit facility with NSM whereby the Company agreed to repay NSM a loan of $141,795 (including post-closing adjustments). See also in Note 16 “NSM Loan”.

The difference between the carrying value of the identifiable net liabilities sold as of August 30, 2019 and the loan payable to NSM assumed by Navios Holdings, and the sale proceeds, net of expenses, resulted in a gain on sale of $9,802.

The gain on sale was calculated as follows:

Proceeds received:
Cash consideration	3,000
Less: Transaction fees	$(1,088)
1,912
Carrying value of assets and liabilities:
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
7,890
Gain on sale	$9,802

Consolidation/ Deconsolidation of Navios Containers

Navios Maritime Containers Inc. was incorporated in the Republic of the Marshall Islands on April 28, 2017 (date of inception) and on November 30, 2018, was converted into a limited partnership. In connection with the conversion, Navios Maritime Containers GP LLC, a Republic of the Marshall Islands limited liability company and wholly-owned subsidiary of Navios Holdings, was admitted as Navios Containers’ general partner. As of that date, as a result of holding the general partner interest which had the power to govern the financial and operating policies of Navios Containers, Navios Holdings obtained control over Navios Containers and consequently the results of operations of Navios Containers were consolidated under Navios Holdings.

Following the sale of Navios Containers’ general partnership interest effected on August 30, 2019 along with the sale of the management division, referred above, Navios Holdings deconsolidated Navios Containers from that date onwards in accordance with ASC 810. As a result, since August 30, 2019, Navios Containers is not a controlled subsidiary of the Company and the investment in Navios Containers is accounted for under the equity method due to Navios Holdings’ significant influence over Navios Containers.

The difference between the carrying value of Navios Containers’ identifiable net assets and noncontrolling interest derecognized as of August 30, 2019 amounted to $57,999 and the loss from the remeasurement of Navios Holdings’ interest in Navios Containers to its fair value of $2,527 amounted to $3,742 and are included within the caption “Loss on loss of control” in the consolidated statements of comprehensive (loss)/income. The fair value of the 1,263,276 shares of Navios Containers owned by Navios Holdings was determined by using the closing share price of $2.00 as of that date.

Amounts recorded in respect of discontinued operations in the years ended December 31, 2019 and 2018, respectively are as follows:

	Period from January 1 to August 30, 2019	Period from November 30 to December 31, 2018
Revenue	$89,925	$12,053
Time charter, voyage and port terminal expenses	(3,976)	(546)
Direct vessel expenses	(44,088)	(5,282)
General and administrative expenses	(6,706)	(873)
Depreciation and amortization	(22,858)	(3,060)
Interest expense and finance cost	(10,519)	(1,204)
Other expense, net	(5,896)	(336)
Net (loss)/income from discontinued operations	$(4,118)	$752
Less: Net loss/(income) attributable to the noncontrolling interest	$3,968	$(725)
Net (loss)/income attributable to Navios Holdings common stockholders	$(150)	$27

Navios Containers accounted for the control obtained in November 2018 as a business combination which resulted in the application of the “acquisition method”, as defined under ASC 805 “Business Combinations”, as well as the recalculation of Navios Holdings’ equity interest in Navios Containers to its fair value at the date of obtaining control and the recognition of a gain in the consolidated statements of comprehensive (loss)/income. The excess of the fair value of Navios Containers’ identifiable net assets of $229,865 over the total fair value of Navios Containers’ total shares outstanding as of November 30, 2018 of $171,743, resulted in a bargain gain upon obtaining control in the amount of $58,122. The fair value of the 34,603,100 total Navios Container’s shares outstanding as of November 30, 2018 was determined by using the closing share price of $4.96, as of that date.

As of November 30, 2018, Navios Holdings’ interest in Navios Containers with a carrying value of $6,078 was remeasured to fair value of $6,269, resulting in a gain on obtaining control in the amount of $191 and is presented within “Bargain gain upon obtaining control” in the consolidated statements of comprehensive (loss)/income.

The results of operations of Navios Containers were included in Navios Holdings’ consolidated statements of comprehensive (loss)/income following the completion of the conversion of Navios Maritime Containers Inc. into a limited partnership on November 30, 2018 and until August 30, 2019.

The following table summarizes the fair value of Navios Containers outstanding shares, the fair value of assets and liabilities and the fair value of the noncontrolling interest in Navios Containers assumed on November 30, 2018:

Fair value of Navios Containers’ outstanding shares:
Fair value of Navios Holdings’ interest (3.7%)	$6,269
Fair value of noncontrolling interest (96.3%)	165,474
Total fair value of Navios Containers’ outstanding shares	171,743
Fair value of Navios Containers’ assets and liabilities:
Current assets (including cash and restricted cash of $24,400)	$27,705
Vessels	376,133
Favorable lease terms	31,342
Long term receivable from affiliate companies	7,313
Other long term assets	1,099
Long term debt assumed (including current portion)	(199,000)
Current liabilities	(14,727)
Fair value of Navios Containers’ net assets	229,865
Bargain gain upon obtaining control	$58,122

The transaction resulted in a bargain purchase gain as a result of the share price of Navios Containers trading at a discount to its net asset value (“NAV”).

The fair value of the vessels was determined based on vessel valuations, obtained from independent third party shipbrokers, which were among other things, based on recent sales and purchase transactions of similar vessels. The fair value of the favorable lease terms (intangible assets) was determined by reference to market data and the discounted amount of expected future cash flows. The key assumptions that were used in the discounted cash flow analysis were as follows: 1) the contracted charter rate of the acquired charter over the remaining lease term compared to 2) the current market charter rates for a similar contract and 3) discounted using our weighted average cost of capital of 8.95%.

The intangible assets listed below as determined at the date of obtaining control were amortized under the straight-line method over the period indicated below:

	Weighted Average Amortization (years)	Amortization per Year
Favorable lease terms	1.4	$(22,391)